      As Filed with the Securities and Exchange Commission on May 1, 2002


                                                              File No. 33-34411
                                                             File No. 811-06096
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A

                               -----------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
              PRE-EFFECTIVE AMENDMENT NO.               [_]
            POST-EFFECTIVE AMENDMENT NO. 15             [X]

                        AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                      ACT OF 1940                       [X]
                   AMENDMENT NO. 18                     [X]

                               -----------------

                                THE TORRAY FUND
              (Exact Name of Registrant as Specified in Charter)

           7501 Wisconsin Ave., Ste. 1100, Bethesda, Maryland 20814
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code: (301) 493-4600

                           William M Lane, President
                                The Torray Fund
           7501 Wisconsin Ave., Ste. 1100, Bethesda, Maryland 20814
              (Name and address of agent for service of process)

                                  COPIES TO:
                           Patrick W.D. Turley, Esq.
                                    Dechert
                             1775 Eye Street, N.W.
                          Washington, D.C. 20006-2401

                               -----------------

   It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

================================================================================

PROSPECTUS


May 1, 2002


The Torray Fund
The Torray Fund is a no-load mutual fund managed by The Torray Corporation.


          The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                      Page
                                                      ----
                      About the Fund.................  2
                      Performance....................  3
                      Fund Expenses..................  4
                      Fund Management................  5
                      Purchasing and Redeeming Shares  5
                      Taxes and Distributions........  8
                      Financial Highlights...........  9

ABOUT THE FUND

Investment Goals

   The Torray Fund's goals are to build shareholder wealth over long periods of time (10 years or more) and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.

   There is no guarantee that these objectives will be met.

Investment Strategy and Policies




   The manager's strategy is to buy well-run, growing companies and to hold them as long as their economic fundamentals remain intact. Demonstrated earning power, sound finances, a strong competitive position, and capable management are essential characteristics of companies selected for investment.





   Management does not utilize market forecasting nor does it attempt to time the Fund's investments to reflect prevailing opinions of the market's near-term outlook. Ordinarily 90% or more of assets will be invested in common stocks with the balance held in U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issues will generally not exceed 8% of assets and in industry groupings, 25%.



   The manager recognizes that economic value is created by businesses, not stocks. The Torray Corporation, therefore, concentrates its efforts on analyzing corporate economic fundamentals as opposed to stock market dynamics. History shows clearly that the stocks of companies generating higher earnings rise over time. The manager's research focuses on identifying growing businesses that are reasonably priced in the market, the objective being to capitalize on the values that accumulate in such enterprises over long periods.



   Companies that have poor records and those that suffer reversals of fortune deemed by the manager as likely to be permanent are avoided, regardless of how "cheap" their shares may appear. However, quality companies with successful track records that have fallen from investor favor can be of interest if it is determined by the manager that the cause or causes of investor disaffection are temporary and that the share prices fail to reflect The Torray Corporation's assessment of their intrinsic value.



   Investments are made only when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

   Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in The Torray Fund.

   The Fund's goals and investment strategy can be changed without shareholder approval.

MAIN RISKS


   Torray Fund investors face the risk that the manager's business analyses prove faulty. The Fund usually holds between 25 and 40 stocks compared to a mutual fund industry average of well over 100. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the general market and many other funds are rising. Beyond that possibility there is always a risk that money may be lost on investments in equity mutual funds. This is so because stock prices fluctuate--sometimes widely--in response to many factors including, but not limited to, company-specific and industry-wide fundamentals, inflation, interest rates, investor psychology and so on. Investors that sell, whether through need or choice when the direction of the fluctuation is downward, will realize less, and depending upon the original cost of their shares, may realize a loss.


PERFORMANCE


   Below are a chart and table showing the Fund's performance. The bar chart illustrates how the Fund's returns have varied from year to year. The table provides the Fund's return both on a before-tax and an after-tax basis and compares the Fund's performance against the performance of an unmanaged market index. These figures assume that all distributions were reinvested. It is important to remember that the Fund's past performance (both before and after taxes) does not indicate how the Fund will perform in the future.



                 1992  1993  1994   1995   1996   1997  1998   1999   2000   2001
                ------ ----- ----- ------ ------ ------ ----- ------ ------ ------
The Torray Fund 21.04% 6.37% 2.41% 50.41% 29.09% 37.12% 8.20% 24.01% -3.38% -0.52%


                      Annual Total Return (%) as of 12/31




                             [GRAPH APPEARS HERE]

   The Fund's best return for a calendar quarter was 21.30% in the fourth quarter of 1998, and the worst return for a calendar quarter was a loss of 21.30% in the third quarter of 1998.


                  Average Annual Total Returns as of 12/31/01



                                                     1 year   5 years 10 years
                                                     ------   ------- --------
 The Torray Fund
    Return Before Taxes.............................  (0.52)%  12.08%  16.31%
    Return After Taxes on Distributions*............  (1.65)%  11.08%  15.18%
    Return After Taxes on Distributions and Sale of
      Fund Shares*..................................   0.50%    9.77%  13.73%
                                                     ------    -----   -----
 S&P 500 Index** (reflects no deduction for fees,
   expenses, or taxes).............................. (11.88)%  10.70%  12.93%

--------

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.


** The S&P 500 Index measures the performance of 500 large-capitalization U.S.
   companies. This Index is unmanaged and does not reflect the deduction of taxes or management fees and other expenses typically incurred by mutual funds. Investors can only invest in the index by purchasing index mutual funds. These funds do charge management fees and incur other expenses. Investors in taxable accounts who buy an index fund and subsequently sell it for a profit will be subject to a similar tax liability and consequent reduction in after-tax return as that indicated in the example of The Torray Fund's after-tax return illustrated above.


FUND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


            Shareholder Transaction Fees
              (fees paid directly from your investment)       None
            Annual Fund Operating Expenses
              (expenses that are deducted from Fund assets)
            Management Fees.................................. 1.00%
            Other Expenses...................................  .07
                                                              ----
            Total Annual Fund Operating Expenses............. 1.07%
                                                              ====

Example

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are in all mutual fund prospectuses: a $10,000 investment, a 5% return and fund expenses that remain the same each year. The figures shown in this example are entirely hypothetical. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.


                        1 Year 3 Years 5 Years 10 Years
                        ------ ------- ------- --------
                         $109   $340    $590    $1,306


FUND MANAGEMENT


   The Fund's manager is The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814. Robert E. Torray has served as President of the manager since 1990. Mr. Torray is also the Chairman of Robert E. Torray & Co. Inc., a manager of large institutional portfolios that he founded May 1, 1972. Douglas C. Eby, the Fund's co-manager, joined The Torray Corporation in 1992. He serves as its Executive Vice President and is also President of Robert E. Torray & Co. Inc. Mr. Torray is 65 and Mr. Eby is 42.



   The manager provides investment advice and portfolio management services and oversees the administration of the Fund. The manager received 1.0% of the Fund's average daily net assets as compensation for these services for the fiscal year ended December 31, 2001.


PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

   Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 P.M. eastern time) will be processed at the net asset value calculated that day. Net asset value per share is calculated by dividing the Fund's net assets by the number of shares outstanding after the New York Stock Exchange ("NYSE") closes for the day.

   The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, the securities will be valued using fair value guidelines approved by the Fund's board of trustees.

How To Buy Shares

   You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

   The minimum initial purchase is $10,000. You should send your check payable to "The Torray Fund" with a completed account application to the Fund's transfer agent:

    The Torray Fund
    c/o PFPC Inc.
    211 South Gulph Road
    P.O. Box 61503
    King of Prussia, PA 19406-0903

   Additional purchases can be made for $500 or more and should be mailed to:

    The Torray Fund
    c/o PFPC Inc.

    211 South Gulph Road

    P.O. Box 61767
    King of Prussia, PA 19406-8767

   Please remember to include your account number on your check.

   You, your spouse, or your children may open a related account for an initial investment of $2,000 if your current account meets the minimum initial investment amount of $10,000. A related account can be a joint account with your spouse or children or a retirement account such as an IRA.

   To open a related account you may be asked to present additional documents as proof of the relationship in addition to an account application. You will also be asked to provide your existing account number and taxpayer identification number. You should use caution when giving these numbers to another person because that person may be able to gain access to your account or other confidential financial information.

   You may also buy shares through a broker or other financial institution and may be charged a fee for their services. Such brokers and other financial institutions may designate other entities to receive purchase and redemption orders on behalf of the Fund.

How to Redeem Shares

   You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

      The Torray Fund
      c/o PFPC Inc.
      211 South Gulph Road
      P.O. Box 61503
      King of Prussia, PA 19406-0903

   If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

   To redeem by telephone you can call 1-800-626-9769.

   Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

Redemptions (including all IRA transfers) sent to an address other than the address of record

   For your protection, we will require an acceptable medallion signature guarantee (see below) for all fund redemptions that are sent to a different address than the address of record. This includes all IRA transfers. Redemption requests, bearing a non-medallion signature guarantee will be returned to you in accordance with the transfer agent's rejection procedures. This could significantly delay your redemption request as it will be returned to you via first class mail. The Fund will not be responsible for delays of this nature.

   An acceptable medallion signature guarantee can be obtained from a domestic bank or trust company, broker/dealer, clearing agency, savings association, or other financial institution which is participating in any of the following three medallion programs: Securities Transfer Agents Medallion Program (STAMP) Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these required programs will not be accepted.

Additional Purchase and Redemption Information

   The Fund reserves the following rights as they relate to purchases and redemptions:


   . To redeem your shares if your account balance falls below $10,000 as a result of redemptions. You will receive 30 days notice to increase the value of your account to $10,000 before the account is closed.


   . To refuse any purchase order.

   . To refuse third-party checks for purchases of shares.

   . To change or waive the Fund's investment minimums.

   . To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.


   Shareholders should be aware that purchase and redemption requests mailed to the Fund's Maryland address will not be processed until they are received by the Fund's transfer agent (generally the next business day) at the address on page 7. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund's transfer agent.


TAXES AND DISTRIBUTIONS

   The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

   The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. The manager's buy and hold strategy may act to limit the realization of short-term gains, and defer the realization of long-term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements are incorporated by reference into the Statement of Additional Information, which is available upon request.



                               Year         Year         Year        Year       Year
                              ended        ended        ended       ended      ended
                             12/31/01     12/31/00     12/31/99    12/31/98   12/31/97
                            ----------   ----------   ----------  ----------  --------
PER SHARE DATA
Net Asset Value, Beginning
 of Period................. $   39.790   $   44.310   $   36.480  $   33.850  $ 25.220
Income From Investment
 Operations:
Net Investment Income......      0.172        0.265        0.073       0.139     0.130
Net Gains (-Losses) -on
 Securities (both realized
 and unrealized)...........     (0.489)      (1.730)       8.616       2.630     9.206
                            ----------   ----------   ----------  ----------  --------
  Total from Investment
   Operations..............     (0.317)     (1.465)        8.689       2.769     9.336
Less Distributions:
Dividends (from Net
 Investment Income)........     (0.184)      (0.253)      (0.073)     (0.139)   (0.130)
Distributions (from Capital
 Gains)....................     (1.759)      (2.802)      (0.786)      0.000    (0.576)
                            ----------   ----------   ----------  ----------  --------
  Total Distributions......     (1.943)      (3.055)      (0.859)     (0.139)   (0.706)
                            ----------   ----------   ----------  ----------  --------
Net Asset Value, End of
 Period.................... $   37.530   $   39.790   $   44.310  $   36.480  $ 33.850
                            ==========   ==========   ==========  ==========  ========
TOTAL RETURN 1.............      (0.52%)      (3.38%)      24.01%       8.20%    37.12%



RATIOS/SUPPLEMENTAL
 DATA
Net Assets, End of Period
 (000's omitted)........... $1,638,814   $1,820,972   $1,895,538  $1,458,854  $608,537
Ratio of Expenses to
 Average Net Assets........       1.07%        1.06%        1.07%       1.09%     1.13%
Ratio of Net Income to
 Average Net Assets........       0.45%        0.64%        0.18%       0.42%     0.47%
Portfolio Turnover Rate....      37.56%       45.44%       32.55%      25.96%    11.72%
--------

1 Past performance is not predictive of future performance.

                              INVESTMENT MANAGER


                           The Torray Corporation

                       7501 Wisconsin Avenue, Suite 1100


                              Bethesda, MD 20814


                                 LEGAL COUNSEL

                                    Dechert
                             1775 Eye Street, N.W.
                             Washington, DC 20006


                             INDEPENDENT AUDITORS


                       Briggs, Bunting, & Dougherty, LLP

                       Two Penn Center Plaza, Suite 820




                          Philadelphia, PA 19102-1732


                                TRANSFER AGENT

                                   PFPC Inc.
                             211 South Gulph Road


                        King of Prussia, PA 19406-0903

================================================================================
                        HOW TO OBTAIN MORE INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.


Additional information about the Fund's investments is available in the Fund's Annual and Semi-annual Report to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.



You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036, in writing to The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814 or on the Fund's web site at www.torray.com.


Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Torray Fund - 811-06096

================================================================================
================================================================================

                                      The
                                    TORRAY
                                     FUND

                                --------------
                                  PROSPECTUS
                                --------------


                                  May 1, 2002



================================================================================

PROSPECTUS


May 1, 2002



The Torray Institutional Fund
The Torray Institutional Fund is a no-load mutual fund managed by The Torray Corporation.

Minimum Investment: $5 million

 The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus
          is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                      Page
                                                      ----
                      About the Fund.................  1
                      Main Risks.....................  1
                      Performance....................  2
                      Fund Expenses..................  2
                      Fund Management................  2
                      Purchasing and Redeeming Shares  3
                      Taxes and Distributions........  5
                      Financial Highlights...........  7

ABOUT THE FUND

Investment Goal

   The Torray Institutional Fund's goal is to build shareholder wealth over long periods of time (10 years or more).

   There is no guarantee that this objective will be met.

Investment Strategy and Policies




   The manager's strategy is to buy well run, growing companies and to hold them as long as their economic fundamentals remain intact. Demonstrated earning power, sound finances, a strong competitive position and capable management are essential characteristics of companies selected for investment.



   Despite its emphasis on a buy and hold approach, the manager may for various reasons elect to realize both short and long-term gains without regard to their potential impact on taxable investors.



   Management does not utilize market forecasting nor does it attempt to time the Fund's investments to reflect prevailing opinions of the market's near-term outlook. Ordinarily 90% or more of assets will be invested in common stocks with the balance held in U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issues will generally not exceed 8% of assets and in industry groupings, 25%.



   The manager recognizes that economic value is created by businesses, not stocks. The Torray Corporation, therefore, concentrates its efforts on analyzing corporate economic fundamentals as opposed to stock market dynamics. History shows clearly that the stocks of companies generating higher earnings rise over time. The manager's research focuses on identifying growing businesses that are reasonably priced in the market, the objective being to capitalize on the values that accumulate in such enterprises over long periods.



   Companies that have poor records and those that suffer reversals of fortune deemed by the manager as likely to be permanent are avoided, regardless of how "cheap" their shares may appear. However, quality companies with successful track records that have fallen from investor favor can be of interest if it is determined by the manager that the cause or causes of investor disaffection are temporary and that the share prices fail to reflect The Torray Corporation's assessment of their intrinsic value.


   Investments are made only when it is believed that a company's long-term outlook is sound and the shares are fairly priced.

   Investors in search of unrealistically high returns or quick profits, or to whom quarterly performance is important, should not invest in The Torray Institutional Fund.

   The Fund's goal and investment strategy can be changed without shareholder approval.

MAIN RISKS




   The Torray Institutional Fund's investors face the risk that the manager's business analyses prove faulty. The Fund usually holds between 25 and 40 stocks compared to a mutual fund industry average of well over 100. If the fundamental prospects of a number of large holdings are misjudged, shareholders may suffer losses even during a time when the general market and many other funds are rising. Beyond that possibility there is always a risk that money may be lost on investments in equity mutual funds. This is so because stock prices fluctuate--sometimes widely--in response to many factors including but not limited to, company-specific and industry-wide fundamentals, inflation, interest rates investor psychology and so on. Investors that sell, whether through need or choice when the direction of the fluctuation is downward, will realize less, and depending upon the original cost of their shares may realize a loss.

PERFORMANCE

   Since the Fund commenced operations on June 30, 2001 and has not yet completed a full calendar year of investment operations, performance results for the Fund are not presented.

FUND EXPENSES

   This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

             Shareholder Transaction Fee
               (fees paid directly from your investment).... None
             Annual Fund Operating Expenses
               (expenses that are deducted from Fund assets)
             Management Fee*................................ 0.85%
                                                             ====
             Total Annual Fund Operating Expenses........... 0.85%
                                                             ====

--------
* The Fund pays the manager a single comprehensive management fee which covers all operating expenses of the Fund including the investment advisory and management services provided by the manager as well as all miscellaneous costs incurred in connection with the ongoing operation of the Fund, including transfer agency, custody, professional and registration fees.

Example

   This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example uses the same assumptions that are in all mutual fund prospectuses: a $5,000,000 investment, a 5% return and fund expenses that remain the same each year. The figures shown in this example are entirely hypothetical. They are not representations of past or future performance or expenses. Your actual costs and returns may be higher or lower.


                        1 Year 3 Years  5 Years  10 Years
                        ----   -------- -------- --------
                      $43,382  $135,621 $235,676 $524,485


FUND MANAGEMENT

   The Fund's manager is The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814, which also manages The Torray Fund, a no-load mutual fund that began operations on January 1, 1991. Robert E. Torray has served as President of the manager since 1990. Mr. Torray is also the Chairman of Robert E. Torray & Co. Inc., which he founded on May 1, 1972, and which is a manager of large institutional separate accounts ranging in size between $5.7 million and $770 million on behalf of Fortune 100 companies, labor unions, foundations and endowments and state and municipal governments. Douglas C. Eby, the Fund's co-manager, joined The Torray Corporation in 1992. He serves as its Executive Vice President and is also President of Robert E. Torray & Co. Inc. Robert E. Torray & Co. Inc. and The Torray Corporation (together The Torray Companies) share the same management, staff and offices. Mr. Torray is 65 and Mr. Eby is 42.

   The manager provides investment advice and portfolio management services and oversees the administration of the Fund. The manager received 0.85% of the Fund's average daily net assets as compensation for these services for the fiscal year ended December 31, 2001.

Prior Performance of the Manager's Comparable Accounts

   The table below sets forth performance data relating to the historical performance of (i) The Torray Fund, a no-load mutual fund advised and managed by the manager which has substantially similar investment objectives, policies and strategies as the Fund and (ii) The Robert E. Torray & Co., Inc. Composite, a composite of separately managed investment advisory accounts managed at all times under the supervision of Mr. Robert E. Torray, President of the manager, and other principals of the manager, since May 1, 1972 and which have substantially similar investment objectives, policies and strategies as the Fund.

   The investment results presented below are not those of the Fund and are not intended to predict or suggest returns that might be experienced by the Fund or an individual investor having an interest in the Fund. These total return figures represent past performance and do not indicate future results, which will vary.


             Average Annual Total Return Through December 31, 2001


                                              Past    Past   Past      Past
                                              One     Five    Ten   Twenty-Nine
                                              Year    Years  Years     Years
                                             ------   -----  -----  -----------
The Torray Fund(1)..........................  (0.52)% 12.08% 16.31%      n/a
Robert E. Torray & Co. Inc. Composite(2)....   0.60%  13.83% 17.70%    14.95%
                                             ------   -----  -----     -----
S&P 500 Composite Stock Index(3)............ (11.88)% 10.70% 12.93%    11.95%

--------
(1) The performance information for The Torray Fund reflects its actual fees and expenses which totaled 1.07% for its fiscal year ended December 31, 2001.
(2) The performance information for the Composite is the gross total return of the Composite, as adjusted to reflect all applicable account fees including the highest advisory fee charged to the manager's private advisory accounts. The accounts in the Composite were not subject to the requirements of the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance.
(3) The S&P 500 Composite Stock Index measures the performance of 500 large-capitalization U.S. companies. This Index is unmanaged and does not reflect the fees and expenses typically incurred by mutual funds. Results include reinvested dividends.


PURCHASING AND REDEEMING SHARES

Pricing Fund Shares

   Orders to buy or redeem shares that are received in good order prior to the close of the Fund (generally 4:00 PM eastern time) will be processed at the net asset value next determined. Net asset value per share is calculated by dividing the Fund's net assets by the number of shares outstanding after the New York Stock Exchange ("NYSE") closes for the day.

   The Fund uses market quotes that are readily available to value its securities. In cases where quotes are not readily available, the securities will be valued using fair value guidelines approved by the Fund's board of trustees.

How To Buy Shares

   You may buy shares of the Fund on a no-load basis on any day that the NYSE is open.

   The minimum initial purchase is $5,000,000. You should send your check payable to "The Torray Institutional Fund" with a completed account application to the Fund's transfer agent:

      Mailing Address

      The Torray Institutional Fund
      c/o PFPC Inc.
      Attn: Institutional Funds Group
      P.O. Box 8950
      Wilmington, DE 19899

      Courier Address

      The Torray Institutional Fund
      c/o PFPC Inc.
      Attn: Institutional Funds Group
      400 Bellevue Parkway W3-FBEL-02-4
      Wilmington, DE 19809

   Additional purchases should be sent to the applicable address.

   Please remember to include your account number on your check.

Wire Instructions

PNC Bank, Philadelphia, PA

ABA# 0310-0005-3
BNF: Mutual Fund Services/AC 8529992181
RE: Purchase of The Torray Institutional Fund
FCC: (Your institution's name and account number)

   You may also buy shares through a broker or other financial institution and may be charged a fee for their services. Such brokers and other financial institutions may designate other entities to receive purchase and redemption orders on behalf of the Fund.

How to Redeem Shares

   You may redeem your shares either in writing or by telephone if you elected the telephone redemption privilege on your application. You should submit your written redemption request directly to:

      The Torray Institutional Fund
      c/o PFPC Inc.
      Attn: Institutional Funds Group
      P.O. Box 8950
      Wilmington, DE 19899

   If your account is held in the name of a corporation, as a fiduciary or agent, or as a surviving joint owner, you may be required to provide additional documents with your redemption request.

   To redeem by telephone you can call 1-800-441-7764.

   Please remember that all redemption requests must include your name and account number. The Fund may take up to seven days to pay redemption proceeds. If you are redeeming shares that were recently purchased by check, the proceeds may be delayed until the check for purchase clears; this may take up to 15 days from the date of purchase.

Redemptions sent to an address other than the address of record

   For your protection, we will require an acceptable medallion signature guarantee (see below) for all fund redemptions that are sent to a different address than the address of record. This includes all IRA transfers. A redemption request bearing a non-medallion signature guarantee will be returned to you in accordance with the transfer agent's rejection procedures. This could significantly delay your redemption request as it will be returned to you via first class mail. The Fund will not be responsible for delays of this nature.

   An acceptable medallion signature guarantee can be obtained from a domestic bank or trust company, broker/dealer, clearing agency, savings association, or other financial institution which is participating in any of the following three medallion programs: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions which are not participating in one of these required programs will not be accepted.

Additional Purchase and Redemption Information

   The Fund reserves the following rights as they relate to purchases and redemptions:

  . To redeem your shares if your account balance falls below $5,000,000 as a result of redemptions. You will receive 30 days notice to increase the value of your account to $5,000,000 before the account is closed.

  .   To refuse any purchase order.

  .   To refuse third-party checks for purchases of shares.

  .   To change or waive the Fund's investment minimums.

  . To suspend the right to redeem and delay redemption proceeds during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC.

  . To accept an initial order for less than $5,000,000 upon the discretion of the manager.


   Shareholders should be aware that purchase and redemption requests mailed to the Fund's Maryland address will not be processed until they are received by the Fund's transfer agent (generally the next business day) at the address on page 4. You can avoid delays by mailing requests for purchases and redemptions directly to the Fund's transfer agent.


TAXES AND DISTRIBUTIONS

   The Fund declares and pays dividends quarterly and net capital gains at least annually. All distributions will be invested in shares of the Fund unless you elect on your account application to receive distributions in cash. You can elect to cancel cash payments by notifying the Fund, in writing, prior to the date of distribution. Your choice will be effective for distributions paid after the Fund receives your written notice.

   The Fund will distribute substantially all of its investment income and capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Capital gains distributions may be taxable at different rates depending on the length of time the Fund holds its securities. The manager's buy and hold strategy may act to limit the realization of short-term gains, and defer the realization of long-term gains. Each redemption of Fund shares is a taxable event. You should consult a tax advisor regarding your investment in the Fund.

FINANCIAL HIGHLIGHTS


   The financial highlights table is intended to help you understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. The total return in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by Briggs, Bunting & Dougherty, LLP, whose report, along with the Fund's financial statements, are incorporated by reference into the Statement of Additional Information, which is available upon request.


                                                               Period ended
                                                               12/31/2001(1)
                                                               -------------
   PER SHARE DATA
   Net Asset Value, Beginning of Period.......................   $100.000
   Income from Investment Operations:
      Net Investment Income...................................      0.359
      Net Gains on Securities (both realized and unrealized)..      3.555
                                                                 --------
          Total from Investment Operations....................      3.914
   Less Distributions:
      Dividends (from Net Investment Income)..................     (0.359)
      Distributions (from Capital Gains)......................     (0.255)
                                                                 --------
          Total Distributions.................................     (0.614)
                                                                 --------
   Net Asset Value, End of Period.............................   $ 103.30
                                                                 ========
   Total Return(2)                                                   3.99%



   RATIOS/SUPPLEMENTAL DATA
   Net Assets, End of Period (000's omitted)..................   $ 50,684
   Ratio of Expenses to Average Net Assets....................       0.85%*
   Ratio of Net Income to Average Net Assets..................       0.76%*
   Portfolio Turnover Rate....................................       8.84%*

--------
 *  Annualized
(1) The Fund commenced operations on June 30, 2001.
(2) Past performance is not predictive of future performance.

                              INVESTMENT MANAGER

                            The Torray Corporation
                       7501 Wisconsin Avenue, Suite 1100
                              Bethesda, MD 20814

                                 LEGAL COUNSEL

                                    Dechert
                             1775 Eye Street, N.W.

                            Washington, D.C. 20006


                             INDEPENDENT AUDITORS

                       Briggs, Bunting, & Dougherty, LLP
                       Two Penn Center Plaza, Suite 820
                          Philadelphia, PA 19102-1732

                                TRANSFER AGENT

                                   PFPC Inc.
                             400 Bellevue Parkway
                             Wilmington, DE 19809

================================================================================
                              HOW TO OBTAIN MORE
                                  INFORMATION

The Statement of Additional Information (SAI) contains additional information about the Fund, including a more detailed discussion of its investment policies and the risks associated with various investments. The SAI is incorporated by reference into this prospectus. This means that the SAI is legally a part of the prospectus.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-annual Report to Shareholders. In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.


You may obtain a copy of the SAI or Reports to Shareholders by request and without charge by contacting the Fund at 1-800-443-3036, in writing to The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814 or on the Fund's web site at www.torray.com


Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., or from the EDGAR Database on the SEC's website (http://www.sec.gov). Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Copies of this information may be obtained upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You also may obtain this information upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Torray Fund - 811-06096

================================================================================
================================================================================
                                      THE

                                    TORRAY

                                 INSTITUTIONAL

                                     FUND


                               -----------------

                                  PROSPECTUS

                               -----------------



                                  May 1, 2002


================================================================================

                                THE TORRAY FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                                  May 1, 2002



   This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for The Torray Fund (the "Fund") dated May 1, 2002. A copy of the Prospectus may be obtained by writing The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814, or by telephoning toll free at 1-800-443-3036. The Fund's most recent annual report is a separate document and includes the Fund's audited financial statements, which are incorporated by reference into this Statement of Additional Information.


   The Fund is a separate series of The Torray Fund (the "Trust"). The Trust currently consists of two separate investment series.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                        Page
                                                                        ----
   INVESTMENT OBJECTIVE, POLICIES, RISKS, RESTRICTIONS, AND LIABILITIES   3
   MANAGEMENT OF THE FUND..............................................   5
   INVESTMENT MANAGER AND OTHER SERVICES...............................   7
   DISTRIBUTIONS.......................................................   9
   BROKERAGE SERVICES..................................................   9
   ORGANIZATION AND CAPITALIZATION OF THE FUND.........................  10
   REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE...........  10
   TAXES...............................................................  11
   CALCULATION OF RETURN...............................................  12
   FINANCIAL STATEMENTS................................................  12

Investment Objective, Policies, Risks, Restrictions, and Liabilities


Investment Objective


   The Torray Fund (the "Fund") is a diversified, open-end mutual fund. The Fund's goals are to build shareholder wealth over long periods (10 years or more) and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains. There is no guarantee that the Fund will meet these objectives.

   Equity Securities. Since it purchases equity securities, the Fund is subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the Fund's equity securities may fluctuate from day-to-day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept the fact that although the stocks of good companies generally will rise over long periods, they can trade at virtually any price in the short run.

   U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See "Brokerage Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.

   The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.


Investment Restrictions


   Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

     (1)Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

     (2)Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.

     (3)Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

     (4)Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

     (5)Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

     (6)Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

     (7)Purchase or sell commodities or commodity contracts, including future contracts.

     (8)Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

     (9)Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

    (10)Acquire more than 10% of the voting securities of any issuer.

    (11)Concentrate more than 25% of the value of its total assets in any one industry.

   It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to borrow money, pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund's present policy to:

     (1)Invest more than 10% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

    (2) Write (sell) or purchase options.

    (3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

    (4) Make investments for the purpose of gaining control of a company's management.

   All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

   The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


Shareholder Liability


   Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Management of the Fund


   The Trust is overseen by a board of trustees, who has delegated the day-to-day management to the officers of the Trust. The board of trustees meets regularly to review the Fund's activities, contractual arrangements, and performance. The Trustees and officers serve until their successors are elected and qualified, or until the trustee or officer dies, resigns or is removed, or becomes disqualified.





   Information regarding the Trustees and officers of the Trust is provided below. As used in this Statement of Additional Information, "Fund Complex" includes both series of the Trust, The Torray Fund and The Torray Institutional Fund.



Independent Trustees



                                                              Number of
                 Position with                              Portfolios in
                 the Trust and                              Fund Complex
                   Length of   Principal Occupation During   Overseen by  Other Directorships
  Name and Age    Time Served      the Past Five Years         Trustee           Held
---------------- ------------- ---------------------------- ------------- --------------------
Bruce C. Ellis    Trustee      Private investor.                  2            N/A
  DOB: 7/26/44    since 1993

Robert P. Moltz   Trustee      President and Chief                2       Consulting Director,
  DOB: 10/3/47    since 1990   Executive Officer, Weaver                  Riggs National
                               Bros. Insurance Associates,                Corporation,
                               Inc., Bethesda, Maryland                   Washington, D.C.

Roy A. Schotland  Trustee      Professor of Law,                  2            N/A
  DOB: 3/18/33    since 1990   Georgetown University Law
                               Center, Washington, D.C.;
                               Director, Custodial Trust
                               Company

Wayne H. Shaner   Trustee      Vice President, Investments,       2            N/A
  DOB: 8/23/47    since 1993   Lockheed Martin Corporation
                               and Lockheed Martin
                               Investment Management
                               Company, Bethesda,
                               Maryland; Member,
                               Investment Committee,
                               Maryland State Retirement
                               System

Interested Trustee and Officers of the Trust



                                                                    Number of
                                                                  Portfolios in
                 Position with the                                Fund Complex
                Trust and Length of  Principal Occupation During   Overseen by  Other Directorships
 Name and Age       Time Served          the Past Five Years         Trustee           Held
--------------- ------------------- ----------------------------- ------------- -------------------
William M Lane*  Chairman of the    Vice President, Secretary and        2              N/A
  DOB: 5/21/50   Board, President   Treasurer, Robert E. Torray
                 and Secretary of   & Co., Inc.; Vice President
                 the Trust          and Secretary, The Torray
                 since 1990         Corporation, Bethesda,
                                    Maryland
Douglas C. Eby   Vice President     President, Robert E. Torray        N/A      Markel Corporation,
  DOB: 7/28/59   and Treasurer of   & Co., Inc.; and Vice                       Richmond, Virginia
                 the Trust since    President and Treasurer, The
                 1993               Torray Corporation,
                                    Bethesda, Maryland



--------

* Mr. Lane, by virtue of his employment with The Torray Corporation, the Trust's investment adviser, is considered an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").



   The mailing address of the Trustees and officers of the Trust is c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814.



   For the fiscal year ended December 31, 2001, the dollar range of equity securities owned by each Trustee in the Fund and the Fund Complex is as follows:



Independent Trustees



                                            Aggregate Dollar Range of Equity
                                            Securities in All Funds Overseen
                     Dollar Range of Equity     by Trustee in Family of
    Name of Trustee  Securities in the Fund       Investment Companies
    ---------------  ---------------------- --------------------------------
    Bruce C. Ellis       Over $100,000               Over $100,000
    Robert P. Moltz      Over $100,000               Over $100,000
    Roy A. Schotland     Over $100,000               Over $100,000
    Wayne H. Shaner          None                        None





Interested Trustee





                                           Aggregate Dollar Range of Equity
                                                Securities in All Funds
                    Dollar Range of Equity        Overseen by Trustee
    Name of Trustee Securities in the Fund in Family of Investment Companies
    --------------- ---------------------- ---------------------------------
    William M. Lane     Over $100,000                Over $100,000



   The Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

   Each Trustee who is not an "interested person" of the Trust receives an annual fee of $10,000, plus $1,000 for each Trustees' meeting attended. The salaries and expenses of each of the Trust's officers are paid by the Manager. Mr. Lane and Mr. Eby as stockholders and/or officers of the Manager, will benefit from the management fees paid by the Fund.



   The following table exhibits Trustee compensation for the fiscal year ended December 31, 2001.



                          Aggregate Compensation Aggregate Compensation
         Name of Trustee      from the Fund        from Fund Complex
         ---------------  ---------------------- ----------------------
         Bruce C. Ellis          $10,000                $13,000
         Robert P. Moltz         $10,000                $13,000
         Roy A. Schotland        $10,000                $13,000
         Wayne H. Shaner         $10,000                $13,000
         William M. Lane*        $   -0-                $   -0-



--------

    * Mr. Lane is considered to be an "interested person" of the Trust and therefore is not compensated for his service as Trustee.





   As of March 31, 2002, the Trustees, officers, and affiliated persons of the Fund, as a group, owned 3.72% of the outstanding shares of the Fund.


   As of March 31, 2001 the following shareholders owned beneficially or of record more than 5% of the outstanding shares of the Fund.


          Shareholder                         # of Shares   % of Fund
          -----------                         -----------   ---------
          Charles Schwab & Co., Inc.         12,771,166.129   29.10%
          FBO Schwab Customers
          101 Montgomery Street
          San Francisco, CA 94104

          Shareholder                         # of Shares   % of Fund
          -----------                         -----------   ---------
          National Financial Services, Corp.  5,440,202.845   12.40%
          200 Liberty Street 5th Floor
          New York, NY 10281

--------------------------------------------------------------------------------

Investment Manager and Other Services


The Manager


   Under a written management contract ("Management Agreement") between the Fund and the Manager, subject to such policies as the Trustees of the Fund may determine, the Manager, at its expense, will furnish continuously an investment program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under "Brokerage Services," the Fund's portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

   The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Torray" may be withdrawn.


   The Fund pays, in addition to the management fee described above, all expenses not borne by the Manager, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums. The Fund is also responsible for such nonrecurring expenses as may arise, including litigation in which the Fund may be a party, and other expenses as determined by the Trustees. The Fund may have an obligation to indemnify its officers and Trustees with respect to such litigation.


                              Advisory Fees Paid
                      -----------------------------------
                         1999        2000        2001
                      ----------- ----------- -----------
                      $16,626,268 $18,810,868 $17,104,669


   The Management Agreement provides that the manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.




   In connection with the re-approval of the Fund's Management Agreement, the Trustees of the Fund, including those Trustees who are not "interested persons" of the Fund or the Manager (as the term is defined in the 1940 Act) ("Independent Trustees"), requested and received from the Manager and reviewed, a variety of information. In re-approving the Agreement, and in evaluating the fairness of the compensation to be paid by the Fund, the Trustees considered the overall quality of the Manager's services to the Fund in terms of performance, shareholder service and overall cost. They reviewed information regarding the Fund's expenses and performance relative to funds generally, domestic stock funds and funds of comparable size. They noted the range of services provided by the Manager and that investors are not subject to sales charges or Rule 12b-1 fees. They also noted the Fund's low turnover rate relative to those of other funds. They reviewed the Manager's financial statements. Based on this review, it was the judgment of the Trustees and the Independent Trustees that re-approval of the Management Agreement was in the best interest of the Fund and its shareholders.



   The manager is a Maryland corporation organized in 1990. Approximately fifty-nine (59%) of the outstanding voting shares of the manager is owned by Robert E. Torray.



Code of Ethics


   The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the manager has also adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.

Other Services


   Custodian and Transfer Agent. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, is the custodian for the Fund. PFPC, Inc., 211 South Gulph Road, King of Prussia, PA 19406-0903 serves as transfer agent and shareholder servicing agent to the Fund.


   Certified Public Accountants. The Fund's independent public accountants are Briggs Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102.


   Fund Counsel. Dechert, 1775 Eye Street, N.W. Washington, D.C. 20006, serves as counsel to the Trust.

Distributions

   Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income, (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

   Distributions of Capital Gains. The Fund's policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.

Brokerage Services

   Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.


   When the manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.


   It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the manager may receive research, statistical and quotation services from brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the manager are not reduced because it receives such services.

   As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the manager may cause the Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

   Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.


   The total brokerage commissions paid for the fiscal years ended December 31, 1999, 2000 and 2001 were $1,892,000, $2,646,875 and $2,465,077, respectively.




Organization and Capitalization of the Fund

   The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Trust's fiscal year ends on December 31 of each year.

Redemption of Shares and Determination of Net Asset Value


How to Redeem Shares


   The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

   The Fund may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

   It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

   The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $10,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.


How Net Asset Value is Determined



   The net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported--and in the case of certain securities traded over-the-counter--the last reported bid price.

   Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

   Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund's net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.

Taxes

   All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund's shareholders and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

   The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

   In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

   Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

   Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.


   The Fund is required to withhold and remit to the U.S. Treasury 30% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 30% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.


   The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.

Calculation of Return and Performance Comparisons


Calculation of Return


   Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment and annualizing the result for periods of less than one year.


   The average annual total return (before taxes) for the Fund from commencement of investment operations (December 31, 1990) through December 31, 2001 was 16.63%, and the Fund's average annual total return (before taxes) for the one-year, five-year and ten-year periods ended December 31, 2001 was (0.52)%, 12.08% and 16.31%, respectively.



Performance Comparisons


   The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.

Financial Statements


   The financial statements for the Fund for the year ended December 31, 2001, including notes thereto and the report of Briggs Bunting & Dougherty, LLP have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

                                THE TORRAY FUND

                      STATEMENT OF ADDITIONAL INFORMATION

                       FOR THE TORRAY INSTITUTIONAL FUND


                                  May 1, 2002



   This Statement of Additional Information ("SAI") is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus for the Torray Institutional Fund (the "Fund") dated May 1, 2002. A copy of the Prospectus may be obtained by writing The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814, or by telephoning toll free at 1-800-443-3036. The Fund's annual report is a separate document and includes the Fund's audited financial statements, which are incorporated by reference into this Statement of Additional Information.


   The Fund is a separate investment series of The Torray Fund (the "Trust"). The Trust currently consists of two separate investment series.

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                           Page
                                                                           ----

INVESTMENT OBJECTIVE, POLICIES, RISKS, RESTRICTIONS AND LIABILITIES.......   2

MANAGEMENT OF THE FUND....................................................   4

INVESTMENT MANAGER AND OTHER SERVICES.....................................   7

DISTRIBUTIONS.............................................................   9

BROKERAGE SERVICES........................................................   9

ORGANIZATION AND CAPITALIZATION OF THE FUND...............................  10

REDEMPTION OF SHARES AND DETERMINATION OF NET ASSET VALUE.................  10

TAXES.....................................................................  11

CALCULATION OF RETURN AND PERFORMANCE COMPARISONS.........................  12

FINANCIAL STATEMENTS......................................................  13

Investment Objective, Policies, Risks, Restrictions and Liabilities



Investment Objective


   The Torray Institutional Fund (the "Fund") is a diversified, open-end mutual fund. The Fund's goal is to build shareholder wealth over long periods of time (10 years or more). There is no guarantee that the Fund will meet this objective.

   Equity Securities. Since it purchases equity securities, the Fund is subject to the risks that stock prices both individually and market-wide will fall over short or extended periods of time, and that prices of the Fund's equity securities may fluctuate from day-to-day. Historically, the stock markets have moved in cycles. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The stock prices of these companies may suffer a decline in response. These factors contribute to price volatility. Therefore, in order to be successful, investors must accept the fact that although the stocks of good companies generally will rise over long periods, they can trade at virtually any price in the short run.

   U.S. Treasury Securities. The Fund is free to invest in U.S. Treasury Securities of varying maturities. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of such instruments. The value of such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its cost. See "Brokerage Services," for a discussion of underwriters' commissions and dealers' spreads involved in the purchase and sale of such instruments.

   The investment objective and policies of the Fund set forth above and in the Prospectus may be changed without shareholder approval.


Investment Restrictions


   Without a vote of the majority of the outstanding voting securities of the Fund, the Fund will not take any of the following actions:

   (1) Borrow money or issue senior securities, except that the Fund may borrow up to 5% of the value (taken at the lower of cost or current value) of the Fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (and not for leverage) or for extraordinary or emergency purposes.

   (2) Pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 10% of the Fund's total assets (taken at cost), and then only to secure borrowings permitted by Restriction 1 above.
   (3) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

   (4) Make short sales of securities or maintain a short position for the account of the Fund unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which, without payment of any further consideration, are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

   (5) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

   (6) Purchase or sell real estate, although it may invest in securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

   (7) Purchase or sell commodities or commodity contracts, including future contracts.

   (8) Make loans, except by purchase of debt obligations or by entering into repurchase agreements.

   (9) Invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the Fund (taken at current value) would be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation; provided, however, that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities.

   (10)Acquire more than 10% of the voting securities of any issuer.

   (11)Concentrate more than 25% of the value of its total assets in any one industry.

   It is contrary to the Fund's present policy, which may be changed by the Trustees without shareholder approval, to borrow money, pledge or hypothecate its assets, make any short sales of securities, maintain any short position for the account of the Fund, issue senior securities, or purchase foreign securities which are not publicly traded in the United States. In addition, it is contrary to the Fund's present policy to:

   (1) Invest more than 10% of the Fund's net assets (taken at current value) in securities which at the time of such investment are not readily marketable.

   (2) Write (sell) or purchase options.

   (3) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

   (4) Make investments for the purpose of gaining control of a company's management.

   All percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

   The phrase "shareholder approval," as used in the Prospectus, and the phrase "vote of a majority of the outstanding voting securities," as used herein, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.


Shareholder Liability


   Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of the Fund. However, the Fund's Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of the Fund's property for all loss and expense of any shareholder of the Fund held liable on account of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

Management of the Fund



   The Trust is overseen by a board of trustees, who has delegated day-to-day management to the officers of the Trust. The board of trustees meets regularly to review the Fund's activities, contractual arrangements, and performance. The Trustees and officers serve until their successors are elected or qualified, or until the trustee or officer dies, resigns, is removed, or becomes disqualified.


   Information regarding the Trustees and officers of the Trust is provided below. As used in this Statement of Additional Information, "Fund Complex" includes both series of the Trust, The Torray Fund and The Torray Institutional Fund.

Independent Trustees


                                                            Number of
                 Position with                            Portfolios in
                 the Trust and                            Fund Complex
                   Length of      Principal Occupation     Overseen by
  Name and Age    Time Served  During the Past Five Years    Trustee    Other Directorships Held
  ------------   ------------- -------------------------- ------------- ------------------------
Bruce C. Ellis    Trustee         Private investor.             2                 N/A
  DOB: 7/26/44    since 1993

Robert P. Moltz   Trustee         President and Chief           2         Consulting Director,
  DOB: 10/3/47    since 1990      Executive Officer,                      Riggs National
                                  Weaver Bros.                            Corporation,
                                  Insurance                               Washington, D.C.
                                  Associates, Inc.,
                                  Bethesda,
                                  Maryland

Roy A. Schotland  Trustee         Professor of Law,             2                 N/A
  DOB: 3/18/33    since 1990      Georgetown
                                  University Law
                                  Center,
                                  Washington, D.C.;
                                  Director, Custodial
                                  Trust Company

Wayne H. Shaner   Trustee         Vice President,               2                 N/A
  DOB: 8/23/47    since 1993      Investments,
                                  Lockheed Martin
                                  Corporation and
                                  Lockheed Martin
                                  Investment
                                  Management
                                  Company,
                                  Bethesda,
                                  Maryland;
                                  Member,
                                  Investment
                                  Committee,
                                  Maryland State
                                  Retirement System

Interested Trustee and Officers of the Trust



                                                               Number of
                 Position with                               Portfolios in
                 the Trust and                               Fund Complex
                   Length of       Principal Occupation       Overseen by
  Name and Age    Time Served   During the Past Five Years      Trustee    Other Directorships Held
  ------------   ------------- ----------------------------- ------------- ------------------------
William M Lane   Chairman of   Vice President, Secretary and       2                 N/A
  * DOB: 5/21/50 the Board,    Treasurer, Robert E. Torray
                 President and & Co., Inc.; Vice President
                 Secretary of  and Secretary, The Torray
                 the Trust     Corporation, Bethesda,
                 since 1990    Maryland


Douglas C. Eby   Vice                                             N/A        Markel Corporation,
  DOB: 7/28/59   President     President, Robert E. Torray                   Richmond, Virginia
                 and           & Co., Inc.; and Vice
                 Treasurer     President and Treasurer,
                 of the Trust  The Torray Corporation,
                 since 1993    Bethesda, Maryland

--------

* Mr. Lane, by virtue of his employment with The Torray Corporation, the Trust's investment adviser, is considered an "interested person" of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act").



   The mailing address of the Trustees and officers of the Trust is c/o The Torray Fund, 7501 Wisconsin Avenue, Suite 1100, Bethesda, Maryland 20814.


   For the fiscal year ended December 31, 2001, the dollar range of equity securities owned by each Trustee in the Fund and the Fund Complex is as follows:

Independent Trustees

                                        Aggregate Dollar Range of Equity
                                        Securities in All Funds Overseen
                 Dollar Range of Equity       by Trustee in Family
Name of Trustee  Securities in the Fund     of Investment Companies
---------------  ---------------------- --------------------------------
Bruce C. Ellis            None                   Over $100,000
Robert P. Moltz           None                   Over $100,000
Roy A. Schotland          None                   Over $100,000
Wayne H. Shaner           None                       None

Interested Trustee

                                       Aggregate Dollar Range of Equity
                                       Securities in All Funds Overseen
                Dollar Range of Equity       by Trustee in Family
Name of Trustee Securities in the Fund     of Investment Companies
--------------- ---------------------- --------------------------------
William M Lane      Over $100,000               Over $100,000

   The Fund's Agreement and Declaration of Trust provides that the Fund will indemnify its Trustees and each of its officers against liabilities and expenses incurred in connection with the litigation in which they may be involved because of their offices with the Fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund or that such indemnification would relieve any officer or Trustee of any errors and omissions to the Fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.



   Each Trustee who is not an "interested person" of the Trust receives an annual fee of $10,000, plus $1,000 for each Trustees' meeting attended. The salaries and expenses of each of the Trust's officers are paid by the Manager. Mr. Lane and Mr. Eby as stockholders and/or officers of the Manager, will benefit from the management fees paid by the Fund.


   The following table exhibits Trustee compensation for the fiscal year ended December 31, 2001.


                              Aggregate Compensation  Total Compensation
     Name of Trustee             from the Fund**     from the Fund Complex
     ---------------          ---------------------- ---------------------
     Bruce C. Ellis                   $3,000                $13,000
     Robert P. Moltz                  $3,000                $13,000
     Roy A. Schotland                 $3,000                $13,000
     Wayne H. Shaner                  $3,000                $13,000
     William M Lane*                  $  -0-                $   -0-

--------
* Mr. Lane is considered to be an "interested person" of the Trust and therefore is not compensated for his service as Trustee.

** The Manager pays the Trustees' compensation in connection with the Fund in accordance with the terms of the Management Agreement for the Fund, which provides that the Manager bears all expenses of the Fund, including the fees and expenses of the Trustees.



   As of March 31, 2002, the Trustees, officers, and affiliated persons of the
Fund, as a group, owned      21.6% of the outstanding shares of the Fund.

   As of March 31, 2002 the following shareholders owned beneficially or of record more than 5% of the outstanding shares of the Fund:



                                                                        % of
Shareholder                                                 # of Shares Fund
-----------                                                 ----------- -----
Greater Worcester Community Foundation 44 Front Street,
Suite 530 Worcester, MA 01608                               147,578.596 28.66%

Robert E. Torray 7501 Wisconsin Ave., Ste. 1100 Bethesda,
MD 20814                                                    101,002.495 19.61%

Trustees of Clark University 950 Main Street Worcester, MA
01610                                                        67,578.533 13.12%

Metal Trades Local 638 5 Penn Plaza, 19th Floor New York,
NY 10001-1887                                                67,272.409 13.06%

Wayne T. Day 515 Dover Road, Suite 2100 Rockville, MD 20850  51,440.574  9.99%

Plumbers & Steamfitters Local 21 Welfare Fund 16 Lockwood
Avenue Yonkers, NY 10701-5504                                39,045.746  7.58%

St. Patrick's Church 9401 Biscayne Blvd. Miami Shores, FL
33138-2970                                                   30,832.503  5.99%



Investment Manager And Other Services



The Manager


   Pursuant to a written management contract ("Management Agreement") between the Fund and the Manager, subject to such policies as the Trustees of the Fund may determine, the Fund pays the Manager a single comprehensive management fee at the annual rate of 0.85% of the Fund's average daily net assets, which fee covers all operating expenses of the Fund including the investment advisory and management services provided by the Manager. Under the Management Agreement, the Manager furnishes continuously an investment program for the Fund and makes investment decisions on behalf of the Fund and places all orders for the purchase and sale of portfolio securities subject always to applicable investment objectives, policies and restrictions.

   Pursuant to the Management Agreement and subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Fund, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all fees and expenses of the officers of the Fund. As indicated under "Brokerage Services," the Fund's portfolio transactions may be placed with brokers which furnish the Manager, without cost, certain research, statistical and quotation services of value to it or its affiliates in advising the Fund or their other clients. In so doing, the Fund may incur greater brokerage commissions than it might otherwise pay.

   Pursuant to the Management Agreement, the Manager bears all expenses of the Fund, including, without limitation, fees and expenses of the Trustees, interest charges, taxes, brokerage commissions, expenses of issue or redemption of shares, fees and expenses of registering and qualifying the shares of the Fund for distribution under federal and state laws and regulations, charges of custodians, auditing and legal expenses, reports to shareholders, expenses of meetings of shareholders, expenses of printing and mailing prospectuses, proxy statements and proxies to existing shareholders, and insurance premiums.


   The Management Agreement has been approved by the Trustees of the Fund. By its terms, the Management Agreement will continue in force from year to year, but only so long as its continuance is approved at least annually by the Trustees at a meeting called for that purpose or by the vote of a majority of the outstanding shares of the Fund. The Management Agreement automatically terminates on assignment, and is terminable upon notice by the Fund. In addition, the Management Agreement may be terminated on not more than 60 days notice by the Manager to the Fund. In the event the Manager ceases to be the Manager of the Fund, the right of the Fund to use the identifying name of "Torray" may be withdrawn.


   The Management Agreement provides that the manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.


   The Manager is a Maryland corporation organized in 1990. Approximately fifty-nine percent (59%) of the outstanding voting shares of the manager is owned by Robert E. Torray.


   For the period of June 30, 2001 (commencement of operations) to December 31, 2001, the Fund paid the Manager fees in accordance with the Management Agreement totaling $106,106.


Code of Ethics


   The Board of Trustees of the Fund has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the manager has also adopted a Code of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission, and are available to the public.


Other Services


   Custodian and Transfer Agent. PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, is the custodian for the Fund. PFPC, Inc., 211 South Gulph Road, King of Prussia, PA 19406-0903 serves as transfer agent and shareholder servicing agent to the Fund.


   Certified Public Accountants. The Fund's independent public accountants are Briggs Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102.


   Fund Counsel. Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, serves as counsel to the Trust.

Distributions


   Distributions from Net Investment Income. The Fund pays out substantially all of its net investment income, (i.e., dividends, interest it receives from its investments, and short-term gains). It is the present policy of the Fund to declare and pay distributions from net investment income quarterly.

   Distributions of Capital Gains. The Fund's policy is to distribute annually substantially all of the net realized capital gain, if any, after giving effect to any available capital loss carryover. Net realized capital gain is the excess of net realized long-term capital gain over net realized short-term capital loss.


Brokerage Services


   Transactions on stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets but the price paid by the Fund usually includes a dealer commission or mark-up. It is anticipated that most purchases and sales of short-term portfolio securities will be with the issuer or with major dealers in money market instruments acting as principals. In underwritten offerings, the price paid includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

   When the Manager places orders for the purchase and sale of portfolio securities for the Fund and buys and sells securities for the Fund, it is anticipated that such transactions will be effected through a number of brokers and dealers. In so doing, the manager intends to use its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent that it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, the manager considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker/dealer involved and the quality of service rendered by the broker/dealer in other transactions.

   It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research, statistical and quotation services from brokers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the Manager may receive research, statistical and quotation services from brokers with which the Fund's portfolio transactions are placed. These services, which in some instances could also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the Manager in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The fees paid to the Manager are not reduced because it receives such services.

   As permitted by Section 28(e) of the Securities Exchange Act of 1934 and the Management Agreement, the Manager may cause the Fund to pay a broker which provides "brokerage and research services" (as defined in the Act) to the Manager an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker would have charged for effecting that transaction. The authority of the Manager to cause the Fund to pay any such greater commissions is subject to such policies as the Trustees may adopt from time to time.

   Under the Investment Company Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of securities.


   The total brokerage commissions paid for the period of June 30, 2001 (commencement of operations) to December 31, 2001 was $76,426.



Organization and Capitalization of the Fund


   The Trust was established as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust dated April 19, 1990. The Fund's fiscal year ends on December 31 of each year.


Redemption of Shares And Determination of Net Asset Value



How to Redeem Shares


   The procedures for redemption of Fund shares are summarized in the text of the Prospectus following the caption "How to Redeem." Redemption requests must be in good order, as defined in the Prospectus. Upon receipt of a redemption request in good order, the Shareholder will receive a check equal to the net asset value of the redeemed shares next determined after the redemption request has been received. The Fund will accept redemption requests only on days the New York Stock Exchange is open. Proceeds will normally be forwarded on the next day on which the New York Stock Exchange is open; however, the Fund reserves the right to take up to seven days to make payment if, in the judgment of the Manager, the Fund could be adversely affected by immediate payment. The proceeds of redemption may be more or less than the shareholder's investment and thus may involve a capital gain or loss for tax purposes. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to forward the proceeds of the redemption until the check has been collected.

   The Fund may suspend the right of redemption and may postpone payment only when the New York Stock Exchange is closed for other than customary weekends and holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Securities and Exchange Commission.

   It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

   The Fund reserves the right to redeem shares and mail the proceeds to the shareholder if at any time the net asset value of the shares in the shareholder's account in the Fund falls below a specified level, currently set at $5,000,000. Shareholders will be notified and will have 30 days to bring the account up to the required level before any redemption action will be taken by the Fund. The Fund also reserves the right to redeem shares in a shareholder's account in excess of an amount set from time to time by the Trustees. No such limit is presently in effect, but such a limit could be established at any time and could be applicable to existing as well as future shareholders.

How Net Asset Value is Determined


   The net asset value per share of the Fund is determined once on each day on which the New York Stock Exchange is open, as of the close of the Exchange. The Trust expects that the days, other than weekend days, that the Exchange will not be open are New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's portfolio securities for which market quotations are readily available are valued at market value, which is determined by using the last reported sale price, or, if no sales are reported--and in the case of certain securities traded over-the-counter--the last reported bid price.

   Certain securities and assets of the Fund may be valued at fair value as determined in good faith by the Trustees or by persons acting at their direction pursuant to guidelines established by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, such specific factors are also generally considered as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

   Generally, trading in U.S. Government Securities is substantially completed each day at various times prior to the close of the Exchange. The value of such securities used for determining the Fund's net asset value per share is computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of the Fund's securities occur during such period, then these securities will be valued at their fair value as determined in good faith by the Trustees.


Taxes


   All dividends and distributions of the Fund, whether received in shares or cash, are taxable to the Fund's shareholders and must be reported by each shareholder on his federal income tax return. Although a dividend or capital gains distribution received after the purchase of the Fund's shares reduces the net asset value of the shares by the amount of the dividend or distribution, it will be treated as a dividend, and will be subject to federal income taxes as ordinary income or, if properly designated by the Fund, as long-term capital gain. In general, any gain or loss realized upon a taxable disposition of Fund shares by a shareholder will be treated as long-term capital gain or loss if the shares have been held for more than one year and otherwise as short-term capital gain or loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased by the shareholder within 30 days before or after the disposition.

   The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to so qualify, the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock or securities, or other income derived with respect to its business of investing in such stock or securities; (b) each year distribute at least 90% of its "investment company taxable income," which, in general, consists of investment income and short-term capital gains; and (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses. By so qualifying, the Fund will not be subject to federal income taxes to the extent that its net investment income, net realized short-term capital gains and net realized long-term capital gains are distributed.

   In years when the Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder's basis in the shares. The Fund currently has no intention or policy to distribute amounts in excess of its earnings and profits.

   Distributions from the Fund will qualify for the dividends-received deduction for corporations to the extent that the Fund's gross income was derived from qualifying dividends from domestic corporations.

   Annually, shareholders will receive information as to the tax status of distributions made by the Fund in each calendar year.


   The Fund is required to withhold and remit to the U.S. Treasury 30% of all dividend income earned by any shareholder account for which an incorrect or no taxpayer identification number has been provided or where the Fund is notified that the shareholder has under-reported income in the past (or the shareholder fails to certify that he is not subject to such withholding). In addition, the Fund will be required to withhold and remit to the U.S. Treasury 30% of the amount of the proceeds of any redemption of shares of a shareholder account for which an incorrect or no taxpayer identification number has been provided.


   The foregoing relates to federal income taxation. Distributions from investment income and capital gains may also be subject to state and local taxes. The Fund is organized as a Massachusetts business trust. Under current law, as long as the Fund qualifies for the federal income tax treatment described above, it is believed that the Fund will not be liable for any income or franchise tax imposed by Massachusetts.


Calculation of Return and Performance Comparisons



Calculation of Return


   Total Return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested immediately rather than paid to the investor in cash. The formula for Total Return used herein includes four steps: (1) adding to the total number of shares purchased by a hypothetical $10,000 investment in the Fund all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had been immediately reinvested; (2) calculating the value of the hypothetical initial investment of $10,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period; (3) assuming redemption at the end of the period; and (4) dividing this account value for the hypothetical investor by the initial $10,000 investment and annualizing the result for periods of less than one year.


   The total return for the Fund from commencement of investment operations (June 30, 2001) through December 31, 2001 was 3.99%.



Performance Comparisons


   The Fund may from time to time include its Total Return in information furnished to present or prospective shareholders. The Fund may from time to time also include its Total Return and Yield and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Lipper Analytical Services, Morningstar, the Investment Company Institute and other similar services as having the same investment objective as the Fund.


Financial Statements

   The financial statements for the Fund for the year ended December 31, 2001, including notes thereto and the report of Briggs Bunting & Dougherty, LLP have been filed with the SEC and are incorporated by reference into this Statement of Additional Information.

                                    PART C

OTHER INFORMATION


Item 23.  Exhibits


(a)(1) Agreement and Declaration of Trust originally filed as exhibit (1) to the Registrant's Initial Registration
         Statement on Form N-1A dated April 24, 1990, is incorporated by reference to exhibit (1) to Post-
         Effective Amendment No. 6, electronically filed on April 30, 1996

(a)(2) Establishment and Designation of a New Series of Beneficial Interest--for The Torray Institutional Fund
         is incorporated by reference to exhibit (1) to Post-Effective Amendment No. 14, electronically filed on
         June 28, 2001

(b)    By-Laws originally filed as exhibit (2) to the Registrant's Initial Registration Statement on Form N-1A
         dated April 24, 1990, are incorporated by reference to exhibit (2) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(c)    Not Applicable

(d)(1) Management Contract with The Torray Corporation--for The Torray Fund originally filed as exhibit (5)
         to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed
         November 20, 1990, is incorporated by reference to exhibit (5) to Post-Effective Amendment No. 6, electronically filed on April 30, 1996

(2)    Management Contract with The Torray Corporation--for The Torray Institutional Fund is incorporated by reference to exhibit (2) to Post-Effective Amendment No. 14, electronically filed on June 28, 2001

(e)    Not Applicable

(f)    Not Applicable

(g)    Custodian Agreement between the Registrant and PFPC Trust Company incorporated by reference to exhibit (g)(1) to Post-Effective Amendment No. 13, electronically filed on April 30, 2001

(h)(1) Services Agreement between Registrant and PFPC is incorporated by reference to exhibit (3) to Post-
         Effective Amendment No. 14, electronically filed on June 28, 2001

(h)(2) Accounting Services Agreement between Registrant and PFPC is incorporated by reference to exhibit (4)
         to Post-Effective Amendment No. 14, electronically filed on June 28, 2001

(h)(3) Administrative Services Agreement between Registrant and PFPC is incorporated by reference to exhibit
         (5) to Post-Effective Amendment No. 14, electronically filed on June 28, 2001

(i)    Legal Opinion of Dechert is incorporated by reference to exhibit (6) to Post-Effective Amendment No.
         14, electronically filed on June 28, 2001

(j)    Consents of Briggs Bunting & Dougherty, LLP are filed herewith

(k)    Not Applicable

(l)    Purchase Agreement between Registrant and Robert E. Torray as filed as exhibit (13) to Pre-Effective
         Amendment No. 2 to the Registrant's Registration Statement on Form N-1A, filed November 20,
         1990, is incorporated by reference to exhibit (13) to Post-Effective Amendment No. 6, as filed on April
         30, 1996


(m)    Not Applicable

(n)    Not Applicable

(o)    Not Applicable

(p)(1) Code of Ethics of The Torray Fund is incorporated by reference to exhibit (p)(1) to Post-Effective
         Amendment No. 11, electronically filed on April 5, 2000

(p)(2) Code of Ethics of The Torray Corporation is incorporated by reference to exhibit (p)(2) to Post-Effective
         Amendment No. 11, electronically filed on April 5, 2000

--------


Item 24.  Persons Controlled By or Under Common Control with Registrant


   None.


Item 25.  Indemnification


   Article VIII of the Registrant's Agreement and Declaration of Trust, provides in effect that the Registrant will indemnify its officers and Trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of his or her office.

   Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions (or otherwise), the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such Trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


Item 26.  Business and Other Connections of Investment Advisor


   The business and other connection of the officers and directors of Torray are set forth in the Form ADV of Torray as currently on file with the U.S. Securities and Exchange Commission, which is incorporated by reference herein.


Item 27.  Principal Underwriter


   None.


Item 28.  Location of Accounts and Records

   All accounts, books or other documents required to be maintained pursuant to
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of the Registrant's Transfer Agent, PFPC, 211 South Gulph Road, King of Prussia, PA 19406-0903 (transfer agency and shareholder records), the offices of Registrant's manager, The Torray Corporation, 7501 Wisconsin Avenue, Suite 1100, Bethesda, MD 20814, at the offices of the Registrant's Custodian, PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809 (journals, ledgers, receipts, and brokerage orders), or at the offices of Dechert, counsel to the Registrant, 1775 Eye Street, N.W., Washington, D.C. 20006 (minutes books and declaration of trust).



Item 29.  Management Services


   Not Applicable.


Item 30.  Undertakings


   None.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bethesda and the State of Maryland, on this 1st day of May, 2002.


                                               THE TORRAY FUND

                                               By:      /S/  WILLIAM M LANE
                                                   -----------------------------
                                                          William M Lane
                                                             President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


          Signature                       Title                  Date
          ---------                       -----                  ----

    /S/  ROBERT P. MOLTZ      Trustee                          May 1, 2002
-----------------------------
      Robert P. Moltz*

     /S/  ROY SCHOTLAND       Trustee                          May 1, 2002
-----------------------------
       Roy Schotland*

     /S/  WILLIAM M LANE      Trustee, Chief Executive         May 1, 2002
-----------------------------   Officer and Chief Financial
       William M Lane           Officer

      /S/  BRUCE ELLIS        Trustee                          May 1, 2002
-----------------------------
        Bruce Ellis*

      /S/  WAYNE SHANER       Trustee                          May 1, 2002
-----------------------------
        Wayne Shaner*


*By:    /S/  WILLIAM M LANE
     -------------------------
          William M Lane
         Attorney-in-Fact